Schedule of Assets Held at End of Year (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
Schedule of Assets Held at End of Year

	Form 5500, Schedule H, Line 4i
	EIN 38-3413392, Plan No. 001
	December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Cost	Current Value

		Mutual funds:
	American Beacon	American Beacon Large Capital Value R6	*	$1,460,336
	American Funds	American Funds Europacific Growth R6	*	1,192,623
	Dodge & Cox	Dodge & Cox Income X	*	698,399
	FullerThaler	FullerThaler Behavioral Small‑Cap Equity R6	*	1,428,233
		Common collective trust funds:
	MetLife	MetLife Stable Value Fund Series 25053	*	965,058
	State Street Global Advisors	SSgA Nasdaq‑100 Index NL CL M	*	4,480,263
	State Street Global Advisors	SSgA S&P Mid Cap Index NL CL M	*	1,671,052
	State Street Global Advisors	SSgA S&P 500 Index K	*	4,155,632
	State Street Global Advisors	SSgA REIT Index NL C	*	548,121
	State Street Global Advisors	SSgA Target Retirement 2070 NL M	*	15,823
	State Street Global Advisors	SSgA Target Retirement 2065 NL Series Fund M	*	489,830
	State Street Global Advisors	SSgA Target Retirement 2060 NL Series Fund M	*	1,776,624
	State Street Global Advisors	SSgA Target Retirement 2055 NL Series Fund M	*	3,116,526
	State Street Global Advisors	SSgA Target Retirement 2050 NL Series Fund M	*	3,327,312
	State Street Global Advisors	SSgA Target Retirement 2045 NL Series Fund M	*	8,355,755
	State Street Global Advisors	SSgA Target Retirement 2040 NL Series Fund M	*	3,702,115
	State Street Global Advisors	SSgA Target Retirement 2035 NL Series Fund M	*	3,718,361
	State Street Global Advisors	SSgA Target Retirement 2030 NL Series Fund M	*	3,146,149
	State Street Global Advisors	SSgA Target Retirement 2025 NL Series Fund M	*	827,610
	State Street Global Advisors	SSgA Target Retirement Income NL CL M	*	588,681
	State Street Global Advisors	SSgA Russell 1000 Growth Index NL Class C	*	4,397,241
	State Street Global Advisors	SSgA Cash Series U.S. Government Class G	*	942,727
(1)	Northpointe Bancshares, Inc.	Northpointe Bancshares, Inc. ‑ Common stock ‑ 951,600 shares	*	16,282,470
(1)	Participants	Participant notes receivable bearing interest at rates ranging from 4.25 to 9.50 percent	-	822,288
		Total		$68,109,229

	*Cost information not required
	(1) A party-in-interest as defined by ERISA